United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    June 30,
2001

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius    Lincoln, MA  August 2, 2001
[Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Column 1        Column 2       Column 3     Column 4    Column 5         Column 6     Column 7   Column 8
Name of Issuer  Title of Class Cusip        Value       SHRS OR SH PUT   Investment   Other      Voting Authority
							  (x1000)	  PRN AMT PRN CALL Discretion	  Managers	 Sole  Shared   None
COMPANIA DE
TELECOM DE
CHILE      		ADR      	204449300      57	   		4,110    SH		OTHER       		SHARED
RANBAXY
LABORATORIES
LTD        		SHS GLOBAL  Y7187Y116      53     		4,700    SH  	OTHER              	SHARED
BANCO
SANTANDER		ADR
CHILE      	   SERIES A		05965F108     166     		9,600    SH       OTHER				SHARED
STATE BK INDIA  	GDR      	856552203      99     		9,000    SH       OTHER 			SHARED
MORGAN
STANLEY CAP
DEL LLC    	    OPALS    	616917647     542    	 	6,800    SH       OTHER             	SHARED
CESKE
RADIOKOMUNIK	GDR		5465008904	   73			6,000	   SH		OTHER				SHARED
VIDESH
SANCHAR
NIGAM LTD  		ADR      	92659G600      77     	 	5,750    SH       OTHER             	SHARED
SILICONWARE
PRECISION
INDS LTD		ADR		827084864	   84			30,000   SH		OTHER				SHARED
CHECK POINT
SOFTWARE   		SHS      	M22465104      91     	 	 1,800   SH       OTHER             	SHARED
ASUSTEK
COMPUTER INC	GDR		04648R209	  134			31,250   SH		OTHER				SHARED
MACRONIX
INTL CO LTD		ADR		556103109	   83			 7,743   SH		OTHER				SHARED
WIPRO LTD  		ADR      	97651M109      47     	 	 1,700   SH       OTHER             	SHARED
TAIWAN
SEMICNDCTR
MFG CO LTD 		ADR      	874039100     106     	 	 7,000   SH       OTHER             	SHARED
UNITED
MICRO-
ELECTRONICS
CORP       		ADR      	910873207      89     		10,000   SH       OTHER             	SHARED
INFOSYS
TECHNOLOGIES
LTD        		ADR      	456788108      65     	 	1,000    SH       OTHER             	SHARED
EMPRESA
NACIONAL DE
ELEC       		ADR      	29244T101     118    		10,539   SH       OTHER             	SHARED
ENERSIS S A     	ADR      	29274F104      61     	 	 4,138   SH       OTHER 			SHARED
HUANENG		ADR
POWER      		SERIES N	443304100     159    	 	 6,600   SH       OTHER             	SHARED
MAHANAGAR
TELEP NI   		GDR      	559778204      58       	11,000   SH       OTHER             	SHARED
BIOVAIL CORP	COM		09067J109	  208			 4,800   SH		OTHER				SHARED
ELAN PLC   		ADR      	284131208     335    	 	 5,500   SH       OTHER             	SHARED
SCHLUMBERGER
 LTD       		COM      	806857108     110    	 	 2,100   SH       OTHER             	SHARED
ALCATEL
ALSTHOM    		ADR      	013904305     246    	 	11,900   SH       OTHER             	SHARED
FLEXTRONICS
INT'L      		COM      	Y2573F102     493    		18,900   SH       OTHER             	SHARED
TOTAL ACCESS
COMMUN		COM		689931905	  386		     171,900   SH		OTHER				SHARED
GSI LUMONICS
INC        		COM      	36229U102     493    		53,400   SH       OTHER             	SHARED
SAMSUNG
ELECTRS LTD       GDR      	796050888     345    	 	 4,400   SH       OTHER 			SHARED

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            27

Form 13F Information Table Value Total:           $4,778
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE